Right-of-use assets - Summary of Break Up of Lease Liabilities Included in Consolidated Balance Sheet (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure Of Quantitative Information About Lease Liabilities [Abstract]
Current lease liabilities	$ 107.6	₨ 8,141.8
Non-current lease liabilities	682.3	51,629.4
Total lease liabilities	$ 789.9	₨ 59,771.2	$ 764.0	₨ 57,797.6